The interactive data files included as exhibits to this Rule 497 filing relates to, and incorporates by reference, the supplements dated July 27, 2017 to the prospectus for Lord Abbett Securities Trust that was filed with the U.S. Securities and Exchange Commission pursuant to Rule 497 under the Securities Act of 1933. (Accession Numbers. 0000930413-17-002643 and 0000930413-17-002644).